JUNE 30, 1999

                                   [GRAPHIC]
                                BT Mutual Funds

                              U.S. Bond Index Fund
                           Institutional Class Shares
                               Semi-Annual Report

                            Trust: BT Advisor Funds
                   Investment Advisor: Bankers Trust Company

--------------------------------------------------------------------------------
U.S. Bond Index Fund

Table of Contents
--------------------------------------------------------------------------------

              Letter to Shareholders ........................................ 3

              U.S. Bond Index Fund
                 Statement of Assets and Liabilities ........................ 5
                 Statement of Operations .................................... 5
                 Statements of Changes in Net Assets ........................ 6
                 Financial Highlights ....................................... 7
                 Notes to Financial Statements .............................. 8

              U.S. Bond Index Portfolio
                Schedule of Portfolio Investments ...........................10
                Statement of Assets and Liabilities .........................14
                Statement of Operations .....................................14
                Statements of Changes in Net Assets .........................15
                Financial Highlights ........................................15
                Notes to Financial Statements ...............................16

                                 ---------------

The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                                 ---------------

--------------------------------------------------------------------------------
U.S. Bond Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the U.S. Bond Index Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.


MARKET ACTIVITY

In contrast to the strong performance of 1998, the U.S. bond markets overall performed weakly during the first half of 1999, with the yield on the 10-year Treasury rising from 4.65% on December 31, 1998 to 5.92% on June 30, 1999. The increase in yield, which causes depreciation in price, produced a negative return in the Lehman Aggregate Bond Index for the semi-annual period, even with the coupon income.

The fixed income markets came under pressure right from the start of the year, as continued strength in the U.S. economy renewed concerns about a possible tightening by the Federal Reserve Board.

o In his Humphrey-Hawkins testimony, Federal Reserve Board Chairman Greenspan said that the U.S. economy appeared to be "stretched," and that after eight years of expansion, it remained uncertain whether the economy could continue to grow without a pick-up in inflation. Despite questioning whether the third easing engineered late in 1998 to address the global turmoil remained appropriate as market disturbances abated, Greenspan mentioned that the Federal Reserve Board stood ready to move interest rates in either direction if events warranted.

o Meanwhile, the U.S. economy continued to fire on all cylinders, and the inflation picture remained tame.

o At the same time, foreign economies, such as Japan, stabilized and showed signs of recovery, shifting market participants' focus away from the "flight to quality" induced by the global financial crisis that had supported a rather sustained rally for U.S. Treasuries during the second half of 1998.

o During the first quarter of 1999, the 10-year Treasury note yield rose 0.58% from its year-end 1998 level. The 2-year Treasury and 5-year Treasury were higher by 0.44% and 0.56%, respectively, and the 30-year Treasury rose by 0.53%.

o The only real relief to the pressures put on the fixed income markets during the quarter came in March, as developments in Kosovo, Treasury debt paydowns and softer economic data supported the short end of the market.

During the second quarter of 1999, the U.S. bond markets continued to post weak returns, impacted by several economic indicators.

o The primary reasons for higher yields and a flatter yield curve were continued strength in the U.S. economy, healthy consumer sentiment, and low unemployment.

o The pick-up in inflation shown in the May release of April's Consumer Price Index, in combination with the above factors, caused market participants to expect tighter Federal Reserve Board policy in the upcoming months.

At their June meeting on the last day of the month, the Federal Reserve Board raised the targeted federal funds rate by 0.25% to 5.00%.

o This action reversed the trend of easing monetary policy through a series of cuts in the second half of 1998.

o While there is still little evidence of inflation, this monetary policy tightening was intended to make sure the economy does not get derailed by a spiral of rising wages and prices.

o The Federal Reserve Board changed its bias to neutral, which helped the U.S. bonds markets stage a small rally on the last day of June.

Overall, on a duration-adjusted basis, both mortgage-backed securities and corporate bonds outperformed Treasuries for the first half of the year.

o Increased liquidity and enthusiasm for corporate credit quality, coupled with strength in the U.S. economy, helped corporate bond spreads narrow and allowed them to post one of the best relative returns in years. In fact, on a duration-adjusted basis, corporate bonds outperformed Treasuries by over 1.00%.

o Mortgage-backed securities did not do quite as well as corporate bonds for the first half of the year, but still outperformed Treasuries by over 0.20%.


INVESTMENT REVIEW

                                                     Cumulative Total Returns      Average Annual   Total Returns
                                                  ------------------------------   --------------   -------------
                                                  Past 6     Past 1      Since         Past 1            Since
Periods ended  June 30, 1999                      months      year     inception        year           inception
                                                  ------     ------    ---------       ------          ---------
U.S. Bond Index Fund(1)
 Institutional Class Shares (inception 6/30/97)  -1.81%       2.76%     13.79%          2.76%            6.68%
Lehman Brothers Aggregate
 Bond Index(2)                                   -1.37%       3.15%     14.02%          3.15%            6.78%
Lipper U.S. Bond Index
 Funds Average(3)                                -1.40%       3.11%     14.01%          3.11%            6.77%

-------------

(1) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

(2) This index is unmanaged, and investments cannot be made in an index.

(3) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
U.S. Bond Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

Diversification of Portfolio Investments

                               [Graphic Omitted]

In the printed version of the document, a pie chart appears which depicts the following plot points:

                         By Sectors as of June 30, 1999
                      (percentages are based on net assets)

                              Foreign Financial 2%
                                                                    Financial 8%

U.S.
Government & Agency 30%

                                                                  Industrial 10%

                                                                      Utility 3%

Foreign Government
2%

                                                                   U.S. Treasury
                                                                  Securities 27%

Cash & Other Assets 16%

                              Medium-Term Notes 2%

The Fund's benchmark, the Lehman Brothers Aggregate Bond Index, is a broad market-weighted index, which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities, with maturities greater than one year.

MANAGER OUTLOOK

Looking ahead for the near term, the U.S. economy looks very healthy indeed. However, while inflation appears to remain dormant, we should recognize that there have been numerous indicators released that are frequently considered harbingers of future inflation. For example:

o unemployment remains at a thirty-year low

o economic growth has been inordinately robust in historical terms

o oil prices are rebounding, and

o troubled Pacific Rim and other emerging market economies appear to have recovered from recent turmoil.

Clearly, the degree of tightening and the timing of the Federal Reserve Board's next moves, if any, will be the keys to U.S. bond market performance during the second half of 1999. The Federal Reserve itself has suggested that its outlook on interest rates has changed from a bias toward higher rates to neutral. Of course, given the tight labor market and other economic and price data, the policy makers also said they must "be especially alert." Thus, we believe as do many analysts, that there may be further interest rate increases on the horizon.

Of course, as an index fund, designed to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the bond markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad U.S. bond market.

We appreciate your support of the U.S. Bond Index Fund and look forward to continuing to serve your investment needs for many years ahead.

                             /s/ Louis R. D'Arienzo
                             ----------------------

                               Louis R. D'Arienzo
               Portfolio Manager of the U.S. Bond Index Portfolio
                                  June 30, 1999

--------------------------------------------------------------------------------
                             Performance Comparison

Comparison of Change
in Value of a $10,000
Investment in the U.S.
Bond Index Fund  and
the Lehman Brothers
Aggregate Bond Index
since June 30, 1997.

        Total Return
    Ended June 30, 1999
       Institutional

     Six     One     Since
   Months    Year   6/30/97(1)
   ------    ----   -------
  -1.87%(3)  2.76%   6.68%(2)

 (1) The Fund's inception date.
 (2) Annualized
 (3) Unaudited

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                               (Graph Plot Points)
                                [Graphic Omitted]

                         U.S. Bond Index Fund - $11,379

                     Lehman Aggregate Bond Index - $11,402

 6/97          10000       10000
 12/97         10652       10636
 6/98          11072       11054
 12/98         11588       11560
 6/99          11379       11402

Past performance is not indicative of future performance. The Lehman Brothers Aggregate Bond Index is unmanaged and investments may not be made in an index. The index return does not reflect expenses, which have been deducted from the Funds return. Performance figures assume the reinvestment of dividends and capital gain distributions.

--------------------------------------------------------------------------------
U.S. Bond Index Fund

Statement of Assets and Liabilities  June 30, 1999  (unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in U.S. Bond Index Portfolio, at Value ...............................................   $ 57,766,477
  Prepaid Expenses ................................................................................         25,191
  Due from Bankers Trust ..........................................................................         53,335
                                                                                                      ------------
Total Assets ......................................................................................     57,845,003
                                                                                                      ------------
Liabilities
  Dividends Payable ...............................................................................        253,433
  Accrued Expenses ................................................................................         31,101
                                                                                                      ------------
Total Liabilities .................................................................................        284,534
Net Assets ........................................................................................   $ 57,560,469
                                                                                                      ============

Composition of Net Assets
  Paid-in Capital .................................................................................   $ 58,488,132
  Undistributed Net Investment Income .............................................................         16,578
  Accumulated Net Realized Loss from Investment Transactions ......................................        (30,401)
  Net Unrealized Depreciation on Investment .......................................................       (913,840)
                                                                                                      ------------
Net Assets ........................................................................................   $ 57,560,469
                                                                                                      ============

Net Asset Value, Offering and Redemption Price Per Share
  (net assets divided by shares outstanding) ......................................................   $      10.00
                                                                                                      ============

Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial
  interest authorized) ............................................................................      5,756,290
                                                                                                      ============


--------------------------------------------------------------------------------

Statement of Operations  For the six months ended June 30, 1999  (unaudited)
-------------------------------------------------------------------------------

Investment Income
  Income Allocated from U.S. Bond Index Portfolio, net ...........  $ 1,112,847
                                                                    -----------
Expenses
  Administration and Services Fees ...............................       49,565
  Professional Fees ..............................................       19,606
  Trustees Fees ..................................................       14,973
  Shareholder Report Expenses ....................................        5,951
  Registration Fees ..............................................        5,272
  Miscellaneous Expenses .........................................        5,548
                                                                    -----------
  Total Expenses .................................................      100,915
  Less: Expenses Reimbursed and Fees Waived by Bankers Trust .....      (91,106)
                                                                    -----------
   Net Expenses ..................................................        9,809
                                                                    -----------
Net Investment Income ............................................    1,103,038
Realized and Unrealized Loss on Investments
  Net Realized Loss from Investment Transactions .................      (42,550)
  Net Change in Unrealized Appreciation/Depreciation of Investment   (1,688,446)
                                                                    -----------
Net Realized and Unrealized Loss on Investments ..................   (1,730,996)
                                                                    -----------
Net Decrease in Net Assets from Operations .......................  $  (627,958)
                                                                    ===========

                       See Notes to Financial Statements.

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U.S. Bond Index Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the            For the
                                                                             six months ended      year ended
                                                                              June 30, 1999(1)    December 31, 1998
                                                                             -------------------------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ..............................................        $  1,103,038         $  1,250,303
   Net Realized Gain (Loss) from Investment Transactions ..............             (42,550)             114,224
   Net Change in Unrealized Appreciation/Depreciation on Investments ..          (1,688,446)             348,343
                                                                               ------------         ------------
Net Increase (Decrease) in Net Assets from Operations .................            (627,958)           1,712,870
                                                                               ------------         ------------
Distributions to Shareholders
   Net Investment Income ..............................................          (1,102,458)          (1,249,267)
   Net Realized Gain from Investment Transactions .....................                --               (275,177)
                                                                               ------------         ------------
Total Distributions ...................................................          (1,102,458)          (1,524,444)
                                                                               ------------         ------------
Capital Transactions in Shares of Beneficial Interest
   Net Increase Resulting from Institutional Class Shares .............          19,500,760           31,539,521
   Net Decrease Resulting from Advisor Class Shares(2).................                --               (298,845)
                                                                               ------------         ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest          19,500,760           31,240,676
                                                                               ------------         ------------
Total Increase in Net Assets ..........................................          17,770,344           31,429,102
Net Assets
Beginning of Period ...................................................          39,790,125            8,361,023
                                                                               ------------         ------------
End of Period (includes undistributed net investment income of $16,578
   and $15,998, respectively) .........................................        $ 57,560,469         $ 39,790,125
                                                                               ============         ============

--------------

(1) Unaudited.

(2) Advisor Class shares were converted to Institutional Class on July 10, 1998.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Fund

Financial Highlights
--------------------------------------------------------------------------------


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the U.S. Bond Index Fund.

                                                   Institutional Class Shares              Advisor Class Shares
                                                ---------------------------------          --------------------
                                                                         For the                       For the
                                                                         period                        period
                                                  For the                June 30,           For the    June 30,
                                                six months   For the     1997(3)            period     1997(3)
                                                   ended    year ended   through             ended     through
                                                 June 30,    Dec. 31,    Dec.31,            July 10,   Dec. 31,
                                                  1999(1)    1998(2)      1997              1998(2)     1997
                                                ----------  ----------  ---------           -------   ---------
Per Share Operating Performance:
Net Asset Value, Beginning of Period              $10.47     $10.29      $10.00             $10.26     $10.00
                                                  ------     ------      ------             ------     ------
Income from Investment Operations
   Net Investment Income                            0.28       0.59        0.33               0.32       0.32
   Net Realized and Unrealized Gain (Loss)
     on Investment Transactions                    (0.47)      0.29        0.32               0.09       0.29
                                                  ------     ------      ------             ------     ------
Total from Investment Operations                   (0.19)      0.88        0.65               0.41       0.61
Distributions to Shareholders
   Net Investment Income                           (0.28)     (0.61)      (0.32)             (0.32)     (0.31)
   Net Realized Gain from Investment
     Transactions                                     --      (0.09)      (0.04)                --      (0.04)
                                                  ------     ------      ------             ------     ------
Total Distributions                                (0.28)     (0.70)      (0.36)             (0.32)     (0.35)
                                                  ------     ------      ------             ------     ------
Net Asset Value, End of Period                    $10.00     $10.47      $10.29             $10.35     $10.26
                                                  ======     ======      ======             ======     ======
Total Investment Return                            (1.81)%      8.78%       6.52%             3.60%      6.15%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)      $57,560     $39,790     $ 8,119            $   --     $  242
   Ratios to Average Net Assets:
      Net Investment Income                         5.61%(4)   5.70%       6.32%(4)           5.81%(4)   6.31%(4)
      Expenses, Including Expenses of the
          U.S. Bond Index Portfolio                 0.15%(4)   0.15%       0.15%(4)           0.35%(4)   0.35%(4)
      Decrease Reflected in Above Expense
      Ratio Due to Expenses Reimbursed
      and/or Fees Waived by Bankers Trust           0.73%(4)   0.75%       0.71%(4)           0.29%(4)  14.53%(4)

----------------

(1) Unaudited.

(2) Advisor Class shares were converted to Institutional Class on July 10, 1998.

(3) Commencement of Operations.

(4) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------


Note 1--Organization and Significant Accounting Policies

A. Organization

BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The U.S. Bond Index Fund (the "Fund") is one of the funds offered to investors by the Trust.

The Fund began operations and offering shares of beneficial interest of two Classes, the Advisor Class and the Institutional Class, on June 30, 1997. Effective July 10, 1998, the Fund's Advisor Class was closed and all Advisor Class shares were exchanged into the Fund's Institutional Class based on a 1 to
1.0048 exchange ratio. As a result of the exchange, 780,950 shares of the Institutional Class, representing $8,121,885 in net assets, were issued at the net asset value of $10.40 per share.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the U.S. Bond Index Portfolio (the "Portfolio"). The portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1999, the Fund's proportionate interest in net assets of the Portfolio was approximately 71%.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation

Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed any capital loss carryforwards.


E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .20% of average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit the expenses of Institutional Class to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .15% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

--------------------------------------------------------------------------------
U.S. Bond Index Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 3--Shares of Beneficial Interest

At June 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                         Institutional Class Shares(1,2)
             ------------------------------------------------------------
                 For the Period Ended            For the Year Ended
                   June 30, 1999(3)               December 31, 1998
             ----------------------------    ----------------------------
                Shares          Amount          Shares          Amount
             ------------    ------------    ------------    ------------
Sold            3,077,694    $ 31,107,349       2,260,374    $ 23,757,235
Reinvested         75,600         779,191         101,987       1,067,174
Redeemed       (1,196,180)    (12,385,780)       (133,268)     (1,406,773)
Exchanged            --              --           780,950       8,121,885
             ------------    ------------    ------------    ------------
                1,957,114    $ 19,500,760       3,010,043    $ 31,539,521
             ============    ============    ============    ============

                             Advisor Class Shares(1,2)
              ---------------------------------------------------
              For the Period Ended        For the Year Ended
               June 30, 1999(3)            December 31, 1998
              --------------------    ---------------------------
               Shares    Amount         Shares           Amount
              -------   -------       ---------       -----------
Sold            --         --           762,794       $ 7,840,310
Reinvested      --         --            11,878           122,192
Redeemed        --         --           (13,500)         (139,462)
Exchanged       --         --          (784,723)       (8,121,885)
                        -------       ---------       -----------
                --         --           (23,551)      $  (298,845)
              =======   =======       =========       ===========

-------------

(1) Commencement of operations for the Institutional Class and Advisor Class was June 30, 1997.

(2) On July 10, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.

(3) Unaudited.

--------------------------------------------------------------------------------
U.S. Bond Index Portfolio

Schedule of Portfolio Investments June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount           Security                    Value
---------          --------                    -----

            Corporate Debt
            Non-Convertible - 24.4%
            Financial - 9.2%
            ABN Amro Bank,
$ 500,000    7.125%, 6/18/07 .............. $  500,952
            Ahold Finance USA,
   10,000    6.25%, 5/01/09 ...............      9,448
            American General Finance,
  225,000    7.25%, 5/15/05 ...............    230,722
            Associates Corp.,
  250,000    6.75%, 7/15/01 ...............    252,586
            Bank One Corp.,
  200,000    7.125%, 5/15/07 ..............    201,396
            BankAmerica Corp.:
  200,000    7.125%, 5/12/05 ..............    202,214
  200,000    7.125%, 5/01/06 ..............    201,964
            BankBoston Corp.,
  260,000    6.38%, 8/11/00 ...............    260,840
            Bear Stearns Co.:
   40,000    6.15%, 3/02/04 ...............     38,824
  300,000    7.08%, 6/01/09 ...............    299,961
            British Gas Finance,
  100,000    6.625%, 6/01/18 ..............     88,547
            Chase Manhattan Corp.,
  300,000    7.125%, 6/15/09 ..............    300,939
            Chrysler Financial Corp.:
  325,000    6.11%, 7/28/99 ...............    325,153
  100,000    6.95%, 3/25/02 ...............    101,678
            Citigroup, Inc.,
  200,000    8.625%, 2/01/07 ..............    217,240
            Conoco,
   15,000    6.35%, 4/15/09 ...............     14,396
            Countrywide Funding Corp.,
  500,000    6.875%, 9/15/05 ..............    492,159
            First Union Corp.,
  100,000    7.50%, 7/15/06 ...............    103,803
            Ford Motor Credit,
  200,000    7.20%, 6/15/07 ...............    202,724
            General Electric Capital,
  500,000    8.125%, 4/01/08 ..............    552,673
            GMAC,
  100,000    9.625%, 5/15/00 ..............    102,992
            Goldman Sachs Group,
   15,000    6.65%, 5/15/09 ...............     14,484
            Grand Metropolitan PLC,
  200,000    6.50%, 9/15/99 ...............    200,478
            Heller Financial,
   30,000    6.00%, 3/19/04 ...............     29,040
            IBM Corp.,
  100,000    6.50%, 1/15/28 ...............     92,470
            IBM Credit Corp.,
  300,000    5.875%, 8/25/99 ..............    300,177
            InterAmerican Development Bank,
  300,000    6.625%, 3/07/07 ..............    304,617
            John Deere Capital,
   35,000    6.00%, 2/15/09 ...............     32,863
            Keycorp,
  100,000    7.50%, 6/15/06 ...............    103,028


Principal
  Amount           Security                    Value
---------          --------                    -----

            Lehman Brothers Holdings:
$ 100,000    6.625%, 4/01/04 .............. $   97,668
   10,000    7.00%, 5/03/05 ...............      9,930
            MBIA,
  125,000    9.375%, 2/15/11 ..............    145,529
            Merrill Lynch & Co., Inc.,
  300,000    6.64%, 9/19/02 ...............    302,046
            Motorola, Inc.,
  200,000    7.60%, 1/01/07 ...............    209,164
            NationsBank Corp.,
  100,000    6.50%, 3/15/06 ...............     97,639
            Norwest Corp.,
  200,000    6.75%, 6/15/07 ...............    197,482
            Pitney Bowes CRD,
  100,000    8.55%, 9/15/09 ...............    112,184
            PNC Funding Corp.,
  300,000    6.875%, 7/15/07 ..............    294,915
            Texaco Capital, Inc.,
  100,000    8.50%, 2/15/03 ...............    106,730
            US Bancorp,
  110,000    8.125%, 5/15/02 ..............    114,682
                                            ----------
                                             7,466,337
                                            ----------
            Industrial - 11.3%
            Amoco Co.,
  250,000    6.50%, 8/01/07 ...............    247,352
            AT&T Corp.:
  100,000    6.00%, 3/015/09 ..............     94,027
   35,000    6.50%, 3/15/29 ...............     31,575
            Burlington Resources,
   50,000    7.375%, 3/01/29 ..............     48,563
            Cable and Wireless Communication,
  100,000    6.75%, 3/06/08 ...............     96,632
            Campbell Soup Co.,
  250,000    4.75%, 10/01/03 ..............    235,710
            Case Corp.,
   35,000    6.25%, 12/01/03 ..............     34,171
            CBS Westinghouse Electric Co.,
   30,000    6.875%, 9/01/03 ..............     29,992
            Coca-Cola Enterprises,
  500,000    8.50%, 2/01/22 ...............    560,042
            Comcast Cablevision,
  100,000    6.20%, 11/15/08 ..............     93,283
            Conagra, Inc.,
  100,000    7.125%, 10/01/26 .............     99,087
            Corning, Inc.,
  100,000    6.85%, 3/01/29 ...............     93,101
            Cox Communications,
   10,000    6.15%, 8/01/03 ...............      9,819
            Dana Corp.,
   45,000    6.50%, 3/01/09 ...............     42,703
            Dayton Hudson Corp.,
  200,000    9.75%, 7/01/02 ...............    218,528
            Delphi Auto Systems Corp.:
    5,000    6.125%, 5/01/04 ..............      4,862
    5,000    7.125%, 5/01/29 ..............      4,619
            Delta Airlines,
  100,000    10.375%, 12/15/22 ............    124,906

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Portfolio

Schedule of Portfolio Investments June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount           Security                    Value
---------          --------                    -----

            Dial Corp.,
$  10,000    6.50%, 9/15/08 ............... $    9,538
            E.I. duPont de Nemours Co.,
  400,000    8.125%, 3/15/04 ..............    429,648
            Federated Department Stores,
  300,000    7.45%, 7/15/17 ...............    297,672
            Ford Motor Co.:
  200,000    8.875%, 1/15/22 ..............    228,016
  100,000    6.625%, 10/01/28 .............     90,844
  500,000    7.75%, 6/15/43 ...............    506,958
            Gap, Inc.,
  250,000    6.90%, 9/15/07 ...............    252,205
            General Motors,
  200,000    8.80%, 3/01/21 ...............    229,822
            Hanson Overseas,
  300,000    6.75%, 9/15/05 ...............    299,238
            Hertz Corp.,
  200,000    7.00%, 7/15/03 ...............    202,218
            ICI Wilmington,
  100,000    6.95%, 9/15/04 ...............    100,482
            J. Seagram & Sons,
  150,000    9.65%, 8/15/18 ...............    177,177
            Lockheed Martin Corp.,
  200,000    7.25%, 5/15/06 ...............    200,136
            Lucent Technologies:
  100,000    7.25%, 11/15/08 ..............     92,255
   50,000    6.45%, 3/15/29 ...............     45,830
            Mattel, Inc.,
  250,000    6.125%, 7/15/05 ..............    236,523
            McDonalds Corp.,
  300,000    8.875%, 4/01/11 ..............    348,021
            Merck & Co., Inc.,
  500,000    6.40%, 3/01/28 ...............    466,311
            Nippon Telegraph & Telephone,
   10,000    6.00%, 3/25/08 ...............      9,402
            Norfolk Southern Corp.,
  100,000    6.95%, 5/01/02 ...............    101,272
            Potash Corp.,
  300,000    7.125%, 6/15/07 ..............    293,238
            Procter & Gamble,
  250,000    5.25%, 9/15/03 ...............    240,168
            Prologis Trust,
   10,000    7.10%, 4/15/08 ...............      9,574
            Republic Services, Inc.,
   10,000    7.125%, 5/15/09 ..............      9,790
            Safeway, Inc.,
   30,000    6.05%, 11/15/03 ..............     29,307
            Sears, Roebuck & Co.,
  300,000    8.30%, 10/26/04 ..............    319,758
            Sony Corp.,
  100,000    6.125%, 3/04/03 ..............     99,322
            Southwest Airlines,
  500,000    8.00%, 3/01/05 ...............    526,450
            Spieker Properties,
   10,000    6.80%, 5/01/04 ...............      9,830


Principal
  Amount           Security                    Value
---------          --------                    -----

            TCI Communication,
$ 100,000    7.125%, 2/15/28 ..............$    96,648
            Tennessee Valley Authority,
  500,000    7.25%, 7/15/43 ...............    493,723
            Time Warner, Inc.,
  100,000    6.625%, 5/15/29 ..............     88,353
            Union Pacific Corp.,
   16,000    6.79%, 11/09/07 ..............     15,588
            United Technologies,
   10,000    6.70%, 8/01/28 ...............      9,359
            Viacom, Inc.,
   30,000    7.75%, 6/01/05 ...............     30,898
            Wal Mart Stores, Inc.,
  300,000    6.50%, 6/01/03 ...............    303,030
            Walt Disney Co.:
  100,000    6.375%, 3/30/01 ..............    100,641
  100,000    6.75%, 3/30/06 ...............    100,145
                                            ----------
                                             9,168,362
                                            ----------
            Utility - 3.9%
            Baltimore Gas & Electric Co.,
  300,000    8.375%, 8/15/01 ..............    313,206
            Chesapeake & Potomac Telephone,
  200,000    7.125%, 1/15/02 ..............    203,684
            Columbia Energy Group,
  100,000    7.62%, 11/28/25 ..............     96,510
            Consolidated Edison,
  100,000    6.45%, 12/01/07 ..............     98,139
            Consolidated Natural Gas,
  200,000    6.625%, 12/01/08 .............    195,730
            GTE North, Inc.,
  100,000    5.65%, 11/15/08 ..............     92,059
            GTE South, Inc.,
  200,000    7.25%, 8/01/02 ...............    205,432
            National Rural Utilities,
  100,000    5.75%, 11/01/08 ..............     92,786
            Potomac Electric Power,
  100,000    6.25%, 10/15/07 ..............     98,988
            Public Service Co. of Colorado,
  100,000    6.00%, 4/15/03 ...............     98,236
            Southern California Edison,
  200,000    6.375%, 1/15/06 ..............    197,182
            Southwestern Bell,
  200,000    7.625%, 3/01/23 ..............    196,752
            US West Communications,
  500,000    6.875%, 9/15/33 ..............    449,695
            Virginia Electric Power,
  100,000    7.625%, 7/01/07 ..............    105,298
            Wisconsin Electric Power,
  500,000    7.25%, 8/01/04 ...............    516,859
            Worldcom,
  150,000    6.40%, 8/15/05 ...............    146,745
                                            ----------
                                             3,107,301
                                            ----------
Total Corporate Debt Non-Convertible
 (Cost $20,267,153) ....................... 19,742,000
                                            ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Portfolio

Schedule of Portfolio Investments June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount           Security                    Value
---------          --------                    -----

            ASSET BACKED SECURITIES - 0.1%
            American Express Credit Card,
$  50,000    5.95%, 5/17/04 ............... $   49,067
            MBNA Master Credit Card Trust--
             Class A,
   50,000    5.90%, 8/15/11 ...............     47,237
                                            ----------
Total Asset Backed Securities
 (Cost $99,815) ...........................     96,304
                                            ----------
            FOREIGN DEBT - 4.3%
            Finance - 1.9%
            InterAmerican Development Bank,
1,500,000    6.375%, 10/22/07 .............  1,490,957
            Korea Development Bank,
   75,000    7.125%, 4/22/04 ..............     73,314
            Santander Financial Issuances,
   20,000    7.00%, 4/01/06 ...............     19,743
                                            ----------
                                             1,584,014
                                            ----------
            Foreign Government - 2.1%
            Canada Government,
  100,000    5.25%, 11/05/08 ..............     91,761
            Kingdom of Sweden,
  220,000    12.00%, 2/01/10 ..............    311,040
            Malaysia,
   10,000    8.75%, 6/01/09 ...............     10,100
            Manitoba Province,
  200,000    5.50%, 10/01/08 ..............    182,950
            Province of Ontario,
  100,000    7.375%, 1/27/03 ..............    103,132
            Province of Quebec:
  200,000    7.00%, 1/30/07 ...............    201,340
   50,000    5.75%, 2/15/09 ...............     46,002
  500,000    7.125%, 2/09/24 ..............    484,910
            Republic of Chile,
   10,000    6.875%, 4/28/09 ..............      9,331
            Republic of Finland,
  200,000    5.875%, 2/27/06 ..............    194,360
            Republic of Korea,
   50,000    8.875%, 4/15/08 ..............     52,615
                                            ----------
                                             1,687,541
                                            ----------
            Industrial - 0.3%
            Amoco Canada,
  100,000    7.25%, 12/01/02 ..............    100,861
            Andina de Fomento Corp.,
   10,000    7.75%, 3/01/04 ...............      9,752
            Hydro-Quebec,
  100,000    8.40%, 1/15/22 ...............    111,761
                                            ----------
                                               222,374
                                            ----------
Total Foreign Debt
 (Cost $3,553,226) ........................  3,493,929
                                            ----------

Principal
  Amount           Security                    Value
---------          --------                    -----

             MEDIUM-TERM NOTES - 2.2%
             FNMA
$ 300,000    6.94%, 3/19/07 ............... $  298,923
  500,000    6.96%, 4/02/07 ...............    512,265
1,000,000    6.00%, 5/15/08 ...............    969,840
                                            ----------
Total Medium-Term Notes
 (Cost $1,825,782) ........................  1,781,028
                                            ----------
            U.S. GOVERNMENT AND
            AGENCY OBLIGATIONS - 34.3%
            FGLMC - 1.3%
  392,754    7.00%, 12/01/26 ..............    388,792
  280,384    7.50%, 5/01/27 ...............    283,576
  132,167    7.00%, 6/01/27 ...............    130,833
   88,004    7.50%, 6/01/27 ...............     89,006
  150,851    7.50%, 7/01/27 ...............    152,568
                                            ----------
                                             1,044,775
                                            ----------
            FHLB - 1.2%
1,000,000    5.125%, 9/15/03 ..............    963,120
                                            ----------
            FHLMC - 3.2%
  381,131    5.50%, 11/01/13 ..............    361,000
1,000,000    6.50%, 11/01/23 ..............    968,438
  302,061    7.50%, 5/01/24 ...............    305,554
  993,196    7.00%, 12/01/24 ..............    984,724
                                            ----------
                                             2,619,716
                                            ----------
            FNCL - 4.1%
  389,913    8.00%, 7/01/27 ...............    400,687
   63,102    6.50%, 7/01/28 ...............     60,874
  882,297    6.50%, 8/01/28 ...............    851,135
   56,650    6.50%, 10/01/28 ..............     54,650
1,004,391    6.00%, 2/01/29 ...............    943,496
  996,157    6.50%, 2/01/29 ...............    960,974
                                            ----------
                                             3,271,816
                                            ----------
            FNMA - 18.1%
  100,000    5.375%, 3/15/02 ..............     98,641
1,000,000    4.75%, 11/14/03 ..............    947,500
1,000,000    6.50%, 11/01/07 ..............    986,562
1,000,000    6.00%, 4/01/08 ...............    966,562
  500,000    5.25%, 1/15/09 ...............    456,720
1,407,921    6.00%, 10/01/09 ..............  1,369,809
  367,223    7.00%, 6/01/12 ...............    368,751
  159,849    7.00%, 7/01/12 ...............    160,515
2,000,000    7.00%, 9/01/21 ...............  1,978,750
1,000,000    7.50%, 9/01/21 ...............  1,000,625
  307,836    8.00%, 12/01/21 ..............    316,288
3,000,000    6.50%, 4/01/23 ...............  2,902,655
2,000,000    6.00%, 9/02/23 ...............  1,883,750
  268,996    7.50%, 1/01/24 ...............    271,937
  370,222    8.50%, 12/01/25 ..............    387,283
  534,315    7.50%, 4/01/28 ...............    539,659
                                            ----------
                                            14,636,007
                                            ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Portfolio

Schedule of Portfolio Investments June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount           Security                    Value
---------          --------                    -----

            GNMA - 5.2%
$2,000,000   7.00%, 9/01/21 ...............$ 1,977,500
   742,672   8.00%, 7/15/22 ...............    766,251
   214,595   9.00%, 1/15/23 ...............    228,087
 1,287,353   6.50%, 11/15/23 ..............  1,246,223
                                           -----------
                                             4,218,061
                                           -----------
            Other - 1.2%
            FFCB
 1,000,000   5.58%, 9/11/03 ...............    977,500
                                           -----------
Total U.S. Government and Agency Obligations
 (Cost $28,054,379) ....................... 27,730,995
                                           -----------
            U.S. TREASURY SECURITIES - 31.0%
            U.S. Treasury Notes - 21.6%
   500,000   7.75%, 11/30/99 ..............    505,625
 3,100,000   6.375%, 5/15/00 ..............  3,128,086
 1,000,000   6.25%, 5/31/00 ...............  1,008,750
 1,000,000   5.875%, 6/30/00 ..............  1,005,470
   500,000   5.75%, 11/15/00 ..............    502,110
   800,000   5.25%, 1/31/01 ...............    797,496
 2,500,000   5.625%, 2/28/01 ..............  2,506,650
   150,000   6.625%, 7/31/01 ..............    153,117
 2,000,000   6.25%, 1/31/02 ...............  2,030,320
   500,000   6.00%, 7/31/02 ...............    505,235
 3,000,000   7.25%, 5/15/04 ...............  3,183,750
   950,000   7.50%, 2/15/05 ...............  1,022,732
 1,000,000   6.50%, 10/15/06 ..............  1,032,500
    51,849   3.625%, 7/15/02 (TIPS) .......     51,299
                                           -----------
                                            17,433,140
                                           -----------

Principal
  Amount           Security                    Value
---------          --------                    -----

             U.S.Treasury Bonds - 9.4%
$  540,000   9.25%, 2/15/16 ...............$   703,350
   650,000   8.125%, 8/15/19 ..............    785,077
    80,000   8.125%, 5/15/21 ..............     97,425
   500,000   8.125%, 8/15/21 ..............    609,610
   600,000   8.00%, 11/15/21 ..............    723,468
   800,000   7.25%, 8/15/22 ...............    894,000
   550,000   7.625%, 11/15/22 .............    639,891
   500,000   6.875%, 8/15/25 ..............    540,000
 1,450,000   6.75%, 8/15/26 ...............  1,552,399
   200,000   6.50%, 11/15/26 ..............    207,063
   287,000   6.625%, 2/15/27 ..............    303,098
   500,000   6.375%, 8/15/27 ..............    512,345
                                           -----------
                                             7,567,726
                                           -----------
Total U.S. Treasury Securities
 (Cost $25,266,357) ....................... 25,000,866
                                           -----------

            SHORT TERM INSTRUMENT - 18.4%
Shares      Mutual Fund - 18.4%
------
14,912,209  Institutional Cash Management Fund
             (Cost $14,912,209) .......................14,912,209
                                                      -----------

Total Investments (Cost $93,978,921) ......114.7%      92,757,331
Liabilities in Excess of Other Assets .....(14.7)%    (11,889,550)
                                           -----      -----------
Net Assets                                 100.0%     $80,867,781
                                           =====      ===========

Abbreviations

FFCB - Federal Farm Credit Bank

FGLMC - Federal Government Loan Mortgage Company

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Company

FNCL - Fannie Mae Conventional Loan

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TIPS - Treasury Inflation Protected Security

--------------------------------------------------------------------------------
U.S. Bond Index Portfolio

Statement of Assets and Liabilities  June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment at value (Cost of $93,978,921) ...............       $ 92,757,331
   Interest Receivable .....................................          1,080,083
   Receivable for Securities Sold ..........................          1,993,845
   Other Receivables .......................................             73,276
   Due from Bankers Trust ..................................             11,354
   Other Assets ............................................              1,439
                                                                   ------------
Total Assets ...............................................         95,917,328
                                                                   ------------
Liabilities
   Payable for Securities Purchased ........................         15,018,371
   Accrued Expenses and Other ..............................             31,176
                                                                   ------------
Total Liabilities ..........................................         15,049,547
                                                                   ------------
Net Assets .................................................       $ 80,867,781
                                                                   ============

Composition of Net Assets
   Paid-in Capital .........................................       $ 82,089,371
   Net Unrealized Depreciation on Investments ..............         (1,221,590)
                                                                   ------------
Net Assets .................................................       $ 80,867,781
                                                                   ============

--------------------------------------------------------------------------------

Statement of Operations  For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends ...................................................    $   211,815
   Interest ....................................................      1,611,769
                                                                    -----------
Total Investment Income ........................................      1,823,584
                                                                    -----------
Expenses
   Advisory Fees ...............................................         47,507
   Administration and Service Fees .............................         15,836
   Professional Fees ...........................................         14,033
   Trustees Fees ...............................................          2,983
   Miscellaneous Expenses ......................................          1,723
                                                                    -----------
   Total Expenses ..............................................         82,082
   Less: Expenses Reimbursed and Fees Waived by Bankers Trust ..        (50,411)
                                                                    -----------
     Net Expenses ..............................................         31,671
                                                                    -----------
Net Investment Income ..........................................      1,791,913
Realized and Unrealized Loss on Investments
   Net Realized Loss from Investment Transactions ..............        (40,177)
   Net Change in Unrealized Depreciation on Investments ........     (2,818,824)
                                                                    -----------
Net Realized and Unrealized Loss on Investments ................     (2,859,001)
                                                                    -----------
Net Decrease in Net Assets from Operations .....................    $(1,067,088)
                                                                    ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Portfolio

Statements of Changes in Net Assets

                                                                                  For the           For the
                                                                             six months ended      year ended
                                                                              June 30, 1999(1)   December 31, 1998
                                                                             -----------------   ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...........................................         $  1,791,913          $  2,656,754
   Net Realized Gain (Loss) from Investment Transactions ...........              (40,177)              208,459
   Net Change in Unrealized Appreciation/Depreciation on Investments           (2,818,824)              879,816
                                                                             ------------          ------------
Net Increase (Decrease) in Net Assets from Operations ..............           (1,067,088)            3,745,029
                                                                             ------------          ------------
Capital Transactions
   Proceeds from Capital Invested ..................................           34,079,797            40,754,986
   Value of Capital Withdrawn ......................................          (16,339,640)          (11,163,198)
                                                                             ------------          ------------
Net Increase in Net Assets from Capital Share Transactions .........           17,740,157            29,591,788
                                                                             ------------          ------------
Total Increase in Net Assets .......................................           16,673,069            33,336,817
Net Assets
Beginning of Period ................................................           64,194,712            30,857,895
                                                                             ------------          ------------
End of Period ......................................................         $ 80,867,781          $ 64,194,712
                                                                             ============          ============


--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the U.S. Bond Index Portfolio.

                                                                                                  For the period
                                                             For the              For the         June 10, 1997(2)
                                                        six months ended        year ended            through
                                                         June 30, 1999(1)    December 31, 1998   December 31, 1997
                                                        -----------------   ------------------- -------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ..................  $80,868             $64,195              $30,858
Ratios to Average Net Assets:
   Net Investment Income ..................................     5.65%(3)            6.02%                6.31%(3)
   Expenses ...............................................     0.10%(3)            0.10%                0.10%(3)
   Decrease Reflected in Above Expense
      Ratios Due to Expenses Reimbursed
      and/or Fees Waived by Bankers Trust .................     0.16%(3)            0.19%                0.18%(3)
Portfolio Turnover Rate  ..................................       89%                 82%                  79%


--------------

(1) Unaudited.

(2) Commencement of Operations.

(3) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
U.S. Bond Index Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

The U.S. Bond Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on July 1, 1996 as an unincorporated trust under the laws of New York, and began operations on June 10, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates fair market value. Securities for which quotations are not readily available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from the security transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolio may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the brokers custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults.

E. Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with the Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .10% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1999 amounted to $211,815 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche

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--------------------------------------------------------------------------------
U.S. Bond Index Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999, were $71,590,103 and $54,617,127, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1999 was $93,978,921. The aggregate gross unrealized appreciation was $155,928, and aggregate gross unrealized depreciation for all investments was $1,377,518 as of June 30, 1999.

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Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

[GRAPHIC OMITTED]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager

or write to us at:             BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.

Institutional U.S. Bond Index Fund                  CUSIP #05576L700

BT Institutional Funds                              511SA (6/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101